Contingencies And Commitments (Future Minimum Lease Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 44
2024	42
2025	38
2026	34
2027	18
Thereafter	15
Total future minimum lease payments	191
Less: Amount representing interest	39
Present value of minimum lease payments	152	$ 157
Finance Leases
2023	82
2024	18
2025	7
2026	4
Total future minimum lease payments	111
Less: Amount representing interest	5
Present value of minimum lease payments	106	$ 175
Sale-Leaseback Arrangements [Member]
Finance Leases
2023	43
2024	95
2025	127
2026	175
2027	191
Total future minimum lease payments	631
Less: Amount representing interest	73
Present value of minimum lease payments	$ 558